OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
Results by segment

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2021	2020	2021	2020	2021	2020	2021	2020
External revenue	$1,412.9	$2,167.5	$1,217.1	$1,331.2	$351.9	$124.5	$2,981.9	$3,623.2
Depreciation and amortization	242.9	232.8	54.3	58.2	22.3	14.4	319.5	305.4
Impairment of non-financial assets – net	119.9	3.1	43.2	8.1	8.6	37.7	171.7	48.9
Impairment of accounts receivable – net	8.9	5.4	—	—	0.9	0.1	9.8	5.5
Share of after-tax profit (loss) of equity accounted investees	5.2	18.3	(2.5)	9.2	—	—	2.7	27.5
Operating income (loss)	6.5	473.3	15.5	104.8	26.4	(41.0)	48.4	537.1
Adjusted segment operating income (loss)	164.3	479.4	87.0	114.5	29.3	(3.5)	280.6	590.4

Reconciliation of adjusted segment operating income is as follows:

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2021	2020	2021	2020	2021	2020	2021	2020
Operating income (loss)	$6.5	$473.3	$15.5	$104.8	$26.4	$(41.0)	$48.4	$537.1
Restructuring, integration and acquisition costs (Note 8)	76.1	6.1	45.0	9.7	2.9	—	124.0	$15.8
Impairment of goodwill (Note 29)	—	—	—	—	—	37.5	—	$37.5
Impairments and other gains and losses incurred
in relation to the COVID-19 pandemic(1)	81.7	—	26.5	—	—	—	108.2	$—
Adjusted segment operating income (loss)	$164.3	$479.4	$87.0	$114.5	$29.3	$(3.5)	$280.6	$590.4
(1) Mainly from impairment charges on non-financial assets of $103.5 million (Note 7). This reconciling item does not adjust for COVID-19 government support programs credited to income of $127.4 million (Note 28).

Capital expenditures by segment, which consist of additions to property, plant and equipment and intangible assets, are as follows:

	2021	2020
Civil Aviation Training Solutions	$116.7	$296.3
Defence and Security	27.5	74.8
Healthcare	19.4	12.9
Total capital expenditures	$163.6	$384.0

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2021	2020
Assets employed
Civil Aviation Training Solutions	$4,847.5	$5,089.5
Defence and Security	1,561.9	1,767.5
Healthcare	250.2	253.9
Assets not included in assets employed	2,088.8	1,372.7
Total assets	$8,748.4	$8,483.6
Liabilities employed
Civil Aviation Training Solutions	$1,039.4	$1,219.9
Defence and Security	540.5	613.5
Healthcare	159.3	45.9
Liabilities not included in liabilities employed	3,796.4	4,026.0
Total liabilities	$5,535.6	$5,905.3

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2021	2020
Products	$1,359.7	$1,537.0
Training and services	1,622.2	2,086.2
Total external revenue	$2,981.9	$3,623.2

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2021	2020
External revenue
Canada	$455.9	$323.2
United States	1,324.2	1,541.8
United Kingdom	137.7	208.8
Rest of Americas	55.0	127.7
Europe	553.2	631.7
Asia	381.4	707.1
Oceania and Africa	74.5	82.9
	$2,981.9	$3,623.2

	2021	2020
Non-current assets other than financial instruments and deferred tax assets
Canada	$1,459.1	$1,449.4
United States	1,571.1	1,845.5
United Kingdom	358.8	403.4
Rest of Americas	205.6	250.4
Europe	906.2	801.0
Asia	501.6	586.9
Oceania and Africa	81.8	35.1
	$5,084.2	$5,371.7